As filed with the Securities and Exchange Commission on February 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave. Floor 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

THE OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 79.9%
Aerospace & Defense: 4.4%
1,167,140	DigitalGlobe, Inc. 1	$19,969,765
1,433,845	Spirit AeroSystems Holdings, Inc. 1	29,795,299
		49,765,064
Beverages: 1.6%
202,720	Diageo Plc - ADR	17,721,782
Commercial Banks: 2.6%
962,680	First Republic Bank 1	29,467,635
Commercial Services & Supplies: 2.6%
1,062,202	Republic Services, Inc.	29,263,665
Computers & Peripherals: 1.4%
609,775	Hewlett Packard Co.	15,707,804
Containers & Packaging: 3.2%
1,079,770	Crown Holdings, Inc. 1	36,258,677
Electronic Equipment, Instruments & Components: 2.1%
742,908	Avnet, Inc. 1	23,097,010
Food & Staples Retailing: 2.3%
1,234,570	Safeway, Inc.	25,975,353
Food Products: 7.9%
1,849,808	Cosan Limited	20,273,896
915,695	Kraft Foods, Inc.	34,210,365
981,085	Unilever NV - ADR	33,719,891
		88,204,152
Gas Utilities: 2.7%
1,514,650	Questar Corp.	30,080,949
Health Care Equipment & Supplies: 4.5%
432,360	Gen-Probe Inc. 1	25,561,123
407,535	Teleflex, Inc.	24,977,820
		50,538,943
Health Care Providers & Services: 3.2%
2,003,920	HealthSouth Corp. 1	35,409,267
Insurance: 3.6%
1,168,965	Symetra Financial Corp.	10,602,512
540,557	Transatlantic Holdings, Inc.	29,584,685
		40,187,197
IT Services: 2.8%
1,975,880	Redecard SA 2	30,921,290
Media: 2.9%
1,736,925	Cinemark Holdings, Inc.	32,115,743
Multiline Retail: 2.0%
2,354,545	Marks & Spencer Group Plc - ADR	22,415,269
Oil, Gas & Consumable Fuels: 7.6%
206,600	Apache Corp.	18,713,828
1,255,975	Kinder Morgan, Inc.	40,404,716
278,745	Occidental Petroleum Corp.	26,118,406
		85,236,950

Pharmaceuticals: 12.0%
538,815	Bayer AG - ADR	34,376,397
509,480	Johnson & Johnson	33,411,698
521,915	Novartis AG - ADR	29,837,881
807,103	Valeant Pharmaceuticals International, Inc. 1	37,683,639
		135,309,615
Semiconductors & Semiconductor Equipment: 1.0%
1,427,435	Atmel Corp. 1	11,562,223
Software: 3.6%
4,115,178	Compuware Corp. 1	34,238,281
337,615	Websense, Inc. 1	6,323,529
		40,561,810
Trading Companies & Distributors: 2.7%
1,302,866	Air Lease Corp. 1	30,890,953
Water Utilities: 3.2%
1,154,260	American Water Works Co., Inc.	36,774,724
TOTAL COMMON STOCKS
(Cost $778,798,290)		897,466,075

PARTNERSHIPS & TRUSTS: 6.1%
Oil, Gas & Consumable Fuels: 6.1%
827,830	Enterprise Products Partners L.P.	38,394,756
430,182	Magellan Midstream Partners L.P.	29,630,936
		68,025,692
TOTAL PARTNERSHIPS & TRUSTS
(Cost $35,684,989)		68,025,692

Principal Amount		Value
BONDS: 4.7%
CORPORATE BONDS: 4.2%
Aerospace & Defense: 1.0%
	Gencorp, Inc.
10,733,000	9.500%, 08/15/2013	10,786,665
Diversifed Financial Services: 0.7%
	International Lease Finance Corp.
8,000,000	5.300%, 05/01/2012	8,020,000
IT Services: 0.6%
	Unisys Corp.
5,648,000	12.750%, 10/15/2014 3	6,445,780
Multiline Retail: 1.9%
	Dollar General Corp.
19,834,000	11.88%, 07/15/2017	22,015,740
TOTAL CORPORATE BONDS
(Cost $46,900,810)		47,268,185

CONVERTIBLE BONDS: 0.5%
Health Care Equipment & Supplies: 0.5%
	Integra LifeSciences Holdings Corp.
6,000,000	2.375%, 06/01/2012 3	5,970,000
TOTAL CONVERTIBLE BONDS
(Cost $5,943,863)		5,970,000

TOTAL BONDS
(Cost $52,844,673)			53,238,185

Shares			Value
SHORT-TERM INVESTMENTS: 9.0%
100,803,417		Federated U.S. Treasury Cash Reserve, 0.000% 4	100,803,417
TOTAL SHORT-TERM INVESTMENTS
(Cost $100,803,417)			100,803,417
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $968,131,369)			1,119,533,369
Other Assets in Excess of Liabilities: 0.3%			3,180,137
TOTAL NET ASSETS: 100.0%			$1,122,713,506

	ADR - American Depositary Receipt
	1	Non-income producing security.
	2	Foreign issued security.
	3
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At December 31, 2011, the value of these securities amounted to $12,415,780 or 1.1% of net assets.

	4	Annualized seven-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments			$966,661,998
Gross unrealized appreciation			185,910,509
Gross unrealized depreciation			(33,039,138)
Net unrealized appreciation			$152,871,371

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2011 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  These three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1		Level 2		Level 3

Common Stocks^		$897,466,075	$	---	$	---

Partnerships & Trusts^		$68,025,692	$	---	$	---

Corporate Bonds^	$	---		$47,268,185	$	---

Convertible Bonds^	$	---		$5,970,000	$	---

Short-Term Investments		$100,803,417	$	---	$	---

Total Investments in Securities		$1,066,295,184		$53,238,185	$	---

^ See Schedule of Investments for industry breakouts.

THE OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Principal Amount		Value
BONDS: 81.6%
CORPORATE BONDS: 71.6%
Aerospace & Defense: 2.4%
	ADS Tactical, Inc.
18,700,000	11.000%, 04/01/2018 1	$18,606,500
	Gencorp, Inc.
30,695,000	9.500%, 08/15/2013	30,848,475
		49,454,975
Auto Components: 3.8%
	The Goodyear Tire & Rubber Co.
51,808,000	10.500%, 05/15/2016	57,377,360
	Stoneridge, Inc.
17,150,000	9.500%, 10/15/2017 1	17,664,500
		75,041,860
Capital Markets: 1.1%
	Oppenheimer Holdings, Inc.
24,570,000	8.750%, 04/15/2018	22,911,525
Chemicals: 1.9%
	Nova Chemicals Corp.
9,287,000	3.780%, 11/15/2013 2	9,194,130
	Rockwood Specialties Group, Inc
27,729,000	7.500%, 11/15/2014	28,214,258
		37,408,388
Commercial Banks: 1.8%
	CIT Group, Inc.
35,000,000	7.000%, 05/01/2015	35,113,750
Commercial Services & Supplies: 2.2%
	American Reprographics Co.
9,311,000	10.500%, 12/15/2016	8,333,345
	Deluxe Corp.
34,090,000	7.375%, 06/01/2015	34,686,575
		43,019,920
Construction & Engineering: 1.8%
	United Rentals North America, Inc.
32,246,000	10.875%, 06/15/2016	35,954,290
Consumer Finance: 0.6%
	SLM Corp.
12,280,000	5.375%, 01/15/2013	12,367,802
Containers & Packaging: 2.3%
	Longview Fibre Co.
11,850,000	8.000%, 06/01/2016 1	11,909,250
	Packaging Dynamics Corp.
32,700,000	8.750%, 02/01/2016 1	32,863,500
		44,772,750

Diversifed Financial Services: 1.8%
	International Lease Finance Corp.
23,375,000	5.300%, 05/01/2012	23,433,438
13,000,000	6.625%, 11/15/2013	13,000,000
		36,433,438
Diversified Telecommunication Services: 3.6%
	Qwest Communications International, Inc.
28,565,000	7.500%, 02/15/2014	28,744,245
	West Corp.
39,875,000	11.000%, 10/15/2016	42,167,812
		70,912,057
Electrical Equipment: 0.9%
	Coleman Cable, Inc.
19,075,000	9.000%, 02/15/2018	19,003,469
Food Products: 0.8%
	Dole Food Co., Inc.
13,825,000	13.875%, 03/15/2014	16,037,000
Health Care Equipment & Supplies: 1.8%
	Alere, Inc.
5,300,000	7.875%, 02/01/2016	5,339,750
29,059,000	9.000%, 05/15/2016	29,494,885
		34,834,635
Health Care Providers & Services: 0.9%
	HCA, Inc.
7,000,000	6.750%, 07/15/2013	7,262,500
9,188,000	9.875%, 02/15/2017	10,083,830
		17,346,330
Hotels, Restaurants & Leisure: 4.4%
	Boyd Gaming Corp.
9,790,000	6.750%, 04/15/2014	9,324,975
	Fiesta Restaurant Group, Inc.
34,500,000	8.875%, 08/15/2016 1	34,845,000
	MGM Resorts International
42,095,000	6.750%, 09/01/2012	42,831,663
		87,001,638
Insurance: 0.7%
	International Lease Finance Corp.
5,000,000	0.748%, 07/13/2012 2	4,850,630
9,300,000	5.250%, 01/10/2013	9,253,500
		14,104,130
IT Services: 3.0%
	Unisys Corp.
32,475,000	12.750%, 10/15/2014 1	37,062,094
20,916,000	12.500%, 01/15/2016	22,432,410
		59,494,504
Leisure Equipment & Products: 1.1%
	Smith & Wesson Holding Corp.
22,955,000	9.500%, 01/14/2016 1	21,089,906
Machinery: 1.4%
	Manitowoc, Inc.
27,235,000	7.125%, 11/01/2013	27,371,175

Media: 7.6%
	LIN Television Corp.
37,824,000	6.500%, 05/15/2013	37,965,840
	Lions Gate Entertainment Corp.
41,530,000	10.250%, 11/01/2016 1	41,945,300
	MDC Partners, Inc.
23,250,000	11.000%, 11/01/2016	24,993,750
4,000,000	11.000%, 11/01/2016 1	4,260,000
	Regal Entertainment Group
21,385,000	9.125%, 08/15/2018	23,042,337
	Scholastic Corp.
16,718,000	5.000%, 04/15/2013	16,843,385
		149,050,612
Metals & Mining: 0.2%
	A.M. Castle & Co.
3,000,000	12.750%, 12/15/2016 1	3,030,000
Multiline Retail: 2.6%
	Dollar General Corp.
46,029,000	11.88%, 07/15/2017	51,092,190
Oil, Gas & Consumable Fuels: 6.4%
	Arch Western Finance LLC
49,840,000	6.750%, 07/01/2013	50,213,800
	Bill Barrett Corp.
4,355,000	9.875%, 07/15/2016	4,812,275
	Linn Energy, LLC
16,611,000	11.750%, 05/15/2017	18,936,540
	Raam Global Energy Co.
12,250,000	12.500%, 10/01/2015	12,525,625
	Stone Energy Corp.
12,550,000	6.750%, 12/15/2014	12,424,500
15,375,000	8.625%, 02/01/2017	15,759,375
	Targa Resource Partners L.P.
9,729,000	11.250%, 07/15/2017	10,993,770
		125,665,885
Paper & Forest Products: 1.4%
	Neenah Paper, Inc.
28,122,000	7.375%, 11/15/2014	28,332,915
Real Estate Investment Trusts: 2.2%
	Host Hotels & Resorts, L.P.
41,981,000	6.875%, 11/01/2014	43,030,525
Road & Rail: 3.1%
	Hertz Corp.
5,553,000	7.625%, 06/01/2012	5,622,413
5,858,000	8.875%, 01/01/2014	5,916,580
	Kansas City Southern De Mexico
24,268,000	12.500%, 04/01/2016	28,393,560
	Swift Services Holdings, Inc.
20,000,000	10.000%, 11/15/2018	21,150,000
		61,082,553

Specialty Retail: 7.1%
	Brown Shoe Co., Inc.
24,550,000	7.125%, 05/15/2019	23,383,875
	Collective Brands, Inc.
32,964,000	8.250%, 08/01/2013	33,087,615
	The Pep Boys-Manny, Moe & Jack
32,774,000	7.500%, 12/15/2014	33,265,610
	RSC Holdings, Inc.
49,715,000	9.500%, 12/01/2014	51,330,737
		141,067,837
Textiles, Apparel & Luxury Goods: 0.5%
	Levi Strauss & Co.
9,000,000	8.875%, 04/01/2016	9,405,000
Tobacco: 1.3%
	Alliance One International, Inc.
27,571,000	10.000%, 07/15/2016	24,951,755
Trading Companies & Distributors: 0.5%
	Russel Metals, Inc.
3,500,000	6.375%, 03/01/2014	3,517,500
	Wesco Distribution, Inc.
5,700,000	7.500%, 10/15/2017	5,849,625
		9,367,125
Wireless Telecommunication Services: 0.4%
	NII Capital Corp.
6,465,000	10.000%, 08/15/2016	7,370,100
TOTAL CORPORATE BONDS
(Cost $1,423,183,934)		1,413,120,039

CONVERTIBLE BONDS: 10.0%
Aerospace & Defense: 0.2%
	AAR Corp.
4,770,000	1.625%, 03/01/2014 1	4,412,250
Capital Markets: 0.5%
	Knight Capital Group, Inc.
11,000,000	3.500%, 03/15/2015	9,872,500
Computers & Peripherals: 0.4%
	Sandisk Corp.
8,250,000	1.000%, 05/15/2013	8,074,688
Energy Equipment & Services: 1.2%
	Willbros Group, Inc.
22,961,000	6.500%, 12/15/2012 1	22,846,195
Food & Staples Retailing: 1.9%
	Spartan Stores, Inc.
40,321,000	3.375%, 05/15/2027	37,397,727

Health Care Equipment & Supplies: 1.8%
	Alere, Inc.
4,240,000	3.000%, 05/15/2016	4,038,600
	Hologic, Inc.
2,750,000	2.000%, 12/15/2037	2,636,562
	Integra LifeSciences Holdings Corp.
6,165,000	2.375%, 06/01/2012 1	6,134,175
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	21,916,125
		34,725,462
Industrial Conglomerates: 1.4%
	Icahn Enterprises, L.P.
29,739,000	4.000%, 08/15/2013 1, 2	27,954,660
IT Services: 0.3%
	Euronet Worldwide, Inc.
6,900,000	3.500%, 10/15/2025	6,865,500
Specialty Retail: 1.3%
	Charming Shoppes, Inc.
12,761,000	1.125%, 05/01/2014	11,612,510
	RadioShack Corp.
15,000,000	2.500%, 08/01/2013 1	14,418,750
		26,031,260
Trading Companies & Distributors: 1.0%
	Air Lease Corp.
19,500,000	3.875%, 12/01/2018 1	19,938,750
TOTAL CONVERTIBLE BONDS
(Cost $191,915,830)		198,118,992
TOTAL BONDS
(Cost $1,615,099,764)		1,611,239,031

Shares		Value
CONVERTIBLE PREFERRED STOCKS: 0.4%
Electric Utilities: 0.1%
49,800	PPL Corp.	2,763,900
Oil, Gas & Consumable Fuels: 0.3%
90,000	Apache Corp.	4,885,200
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,094,590)		7,649,100

SHORT-TERM INVESTMENTS: 15.2%
299,785,852	Federated U.S. Treasury Cash Reserve, 0.000% 3	299,785,852
TOTAL SHORT-TERM INVESTMENTS
(Cost $299,785,852)		299,785,852
TOTAL INVESTMENTS IN SECURITIES: 97.2%
(Cost $1,921,980,206)		1,918,673,983
Other Assets in Excess of Liabilities: 2.8%		54,802,682
TOTAL NET ASSETS: 100.0%		$1,973,476,665

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $318,980,830 or 16.2% of net assets.
2	Variable rate security; rate shown is the rate in effect on December 31, 2011.
3	Annualized seven-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments	$1,925,127,891
Gross unrealized appreciation	16,954,224
Gross unrealized depreciation	(23,408,132)
Net unrealized depreciation	$(6,453,908)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2011 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  These three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1		Level 2		Level 3

Corporate Bonds^	$	---		$1,413,120,039	$	---

Convertible Bonds^	$	---		$198,118,992	$	---

Convertible Preferred Stocks^		$7,649,100	$	---	$	---

Short-Term Investments		$299,785,852	$	---	$	---

Total Investments in Securities		$307,434,952		$1,611,239,031	$	---

^ See Schedule of Investments for industry breakouts.

THE OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 48.3%
Aerospace & Defense: 2.6%
18,030	DigitalGlobe, Inc. 1	$308,493
26,190	Spirit AeroSystems Holdings, Inc. 1	544,228
		852,721
Beverages: 1.5%
5,575	Diageo Plc - ADR	487,367
Commercial Banks: 1.6%
16,730	First Republic Bank 1	512,105
Commercial Services & Supplies: 1.6%
18,465	Republic Services, Inc.	508,711
Computers & Peripherals: 0.9%
12,050	Hewlett Packard Co.	310,408
Containers & Packaging: 1.8%
17,645	Crown Holdings, Inc. 1	592,519
Electronic Equipment, Instruments & Components: 1.3%
13,700	Avnet, Inc. 1	425,933
Food & Staples Retailing: 1.2%
18,140	Safeway, Inc.	381,666
Food Products: 5.0%
34,565	Cosan Limited	378,832
18,370	Kraft Foods, Inc.	686,303
17,065	Unilever NV - ADR	586,524
		1,651,659
Gas Utilities: 1.7%
28,190	Questar Corp.	559,853
Health Care Equipment & Supplies: 2.7%
7,760	Gen-Probe Inc. 1	458,771
6,765	Teleflex, Inc.	414,627
		873,398
Health Care Providers & Services: 1.7%
31,695	HealthSouth Corp. 1	560,051
Insurance: 2.4%
21,505	Symetra Financial Corp.	195,050
10,555	Transatlantic Holdings, Inc.	577,676
		772,726
IT Services: 1.6%
33,310	Redecard SA 2	521,281
Media: 1.5%
26,870	Cinemark Holdings, Inc.	496,826
Multiline Retail: 1.1%
38,825	Marks & Spencer Group Plc - ADR	369,614
Oil, Gas & Consumable Fuels: 4.5%
4,165	Apache Corp.	377,266
20,645	Kinder Morgan, Inc.	664,149
4,615	Occidental Petroleum Corp.	432,426
		1,473,841

Pharmaceuticals: 7.1%
8,665	Bayer AG - ADR	552,827
9,765	Johnson & Johnson	640,389
10,490	Novartis AG - ADR	599,713
11,989	Valeant Pharmaceuticals International, Inc. 1	559,766
		2,352,695
Semiconductors & Semiconductor Equipment: 0.6%
22,460	Atmel Corp. 1	181,926
Software: 2.6%
63,160	Compuware Corp. 1	525,491
17,945	Websense, Inc. 1	336,110
		861,601
Trading Companies & Distributors: 1.5%
21,235	Air Lease Corp. 1	503,482
Water Utilities: 1.8%
18,475	American Water Works Co., Inc.	588,614
TOTAL COMMON STOCKS
(Cost $15,613,193)		15,838,997

CONVERTIBLE PREFERRED STOCKS: 0.9%
Electric Utilities: 0.9%
5,200	PPL Corp.	288,600
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $260,000)		288,600

PARTNERSHIPS & TRUSTS: 3.4%
Oil, Gas & Consumable Fuels: 3.4%
11,345	Enterprise Products Partners L.P.	526,181
8,735	Magellan Midstream Partners L.P.	601,667
		1,127,848
TOTAL PARTNERSHIPS & TRUSTS
(Cost $858,828)		1,127,848

Principal Amount		Value
BONDS: 44.1%
CORPORATE BONDS: 39.2%
Aerospace & Defense: 0.9%
	ADS Tactical, Inc.
300,000	11.000%, 04/01/2018 3	298,500
Auto Components: 1.0%
	The Goodyear Tire & Rubber Co.
300,000	10.500%, 05/15/2016	332,250
Capital Markets: 1.4%
	Oppenheimer Holdings, Inc.
500,000	8.750%, 04/15/2018	466,250
Chemicals: 0.9%
	Rockwood Specialties Group, Inc
300,000	7.500%, 11/15/2014	305,250
Commercial Services & Supplies: 1.3%
	Deluxe Corp.
400,000	7.375%, 06/01/2015	407,000

Construction & Engineering: 1.4%
	United Rentals North America, Inc.
400,000	10.875%, 06/15/2016	446,000
Containers & Packaging: 0.9%
	Packaging Dynamics Corp.
300,000	8.750%, 02/01/2016 3	301,500
Diversifed Financial Services: 1.6%
	International Lease Finance Corp.
500,000	6.625%, 11/15/2013	500,000
Diversified Telecommunication Services: 2.2%
	Qwest Communications International, Inc.
400,000	7.500%, 02/15/2014	402,510
	West Corp.
300,000	11.000%, 10/15/2016	317,250
		719,760
Food & Staples Retailing: 1.1%
	Albertsons, Inc.
350,000	7.250%, 05/01/2013	365,750
Food Products: 0.8%
	Dole Food Co., Inc.
225,000	13.875%, 03/15/2014	261,000
Health Care Equipment & Supplies: 0.9%
	Alere, Inc.
300,000	7.875%, 02/01/2016	302,250
Hotels, Restaurants & Leisure: 3.4%
	Boyd Gaming Corp.
300,000	6.750%, 04/15/2014	285,750
	Fiesta Restaurant Group, Inc.
500,000	8.875%, 08/15/2016 3	505,000
	MGM Resorts International
344,000	6.750%, 09/01/2012	350,020
		1,140,770
IT Services: 1.7%
	Unisys Corp.
400,000	12.750%, 10/15/2014 3	456,500
100,000	12.500%, 01/15/2016	107,250
		563,750
Leisure Equipment & Products: 0.6%
	Smith & Wesson Holding Corp.
200,000	9.500%, 01/14/2016 3	183,750
Machinery: 0.9%
	Manitowoc, Inc.
300,000	7.125%, 11/01/2013	301,500
Media: 2.6%
	LIN Television Corp.
400,000	6.500%, 05/15/2013	401,500
	Lions Gate Entertainment Corp.
200,000	10.250%, 11/01/2016 3	202,000
	Scholastic Corp.
250,000	5.000%, 04/15/2013	251,875
		855,375

Metals & Mining: 1.6%
	A.M. Castle & Co.
500,000	12.750%, 12/15/2016 3	505,000
Multiline Retail: 1.2%
	Dollar General Corp.
340,000	11.88%, 07/15/2017	377,400
Oil, Gas & Consumable Fuels: 3.8%
	Arch Western Finance LLC
300,000	6.750%, 07/01/2013	302,250
	Bill Barrett Corp.
350,000	9.875%, 07/15/2016	386,750
	Raam Global Energy Co.
250,000	12.500%, 10/01/2015	255,625
	Stone Energy Corp.
300,000	8.625%, 02/01/2017	307,500
		1,252,125
Paper & Forest Products: 1.2%
	Neenah Paper, Inc.
400,000	7.375%, 11/15/2014	403,000
Real Estate Investment Trusts: 0.3%
	Host Hotels & Resorts, L.P.
110,000	6.875%, 11/01/2014	112,750
Road & Rail: 2.0%
	Hertz Corp.
261,000	8.875%, 01/01/2014	263,610
	Kansas City Southern De Mexico
350,000	12.500%, 04/01/2016	409,500
		673,110
Specialty Retail: 4.0%
	Brown Shoe Co., Inc.
300,000	7.125%, 05/15/2019	285,750
	Collective Brands, Inc.
400,000	8.250%, 08/01/2013	401,500
	The Pep Boys-Manny, Moe & Jack
300,000	7.500%, 12/15/2014	304,500
	RSC Holdings, Inc.
300,000	9.500%, 12/01/2014	309,750
		1,301,500
Textiles, Apparel & Luxury Goods: 0.8%
	Levi Strauss & Co.
249,000	8.875%, 04/01/2016	260,205
Tobacco: 0.7%
	Alliance One International, Inc.
250,000	10.000%, 07/15/2016	226,250
TOTAL CORPORATE BONDS
(Cost $12,968,150)		12,861,995

CONVERTIBLE BONDS: 4.9%
Energy Equipment & Services: 0.8%
	Willbros Group, Inc.
250,000	6.500%, 12/15/2012 3	248,750

Health Care Equipment & Supplies: 0.7%
		Alere, Inc.
250,000		3.000%, 05/15/2016	238,125
Industrial Conglomerates: 0.6%
		Icahn Enterprises, L.P.
200,000		4.000%, 08/15/2013 3, 4	188,000
Specialty Retail: 1.2%
		RadioShack Corp.
425,000		2.500%, 08/01/2013 3	408,531
Trading Companies & Distributors: 1.6%
		Air Lease Corp.
500,000		3.875%, 12/01/2018 3	511,250
TOTAL CONVERTIBLE BONDS
(Cost $1,579,190)			1,594,656
TOTAL BONDS
(Cost $14,547,340)			14,456,651

Shares			Value
SHORT-TERM INVESTMENTS: 2.5%
840,375		Federated U.S. Treasury Cash Reserve, 0.000% 5	840,375
TOTAL SHORT-TERM INVESTMENTS
(Cost $840,375)			840,375
TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $32,119,736)			32,552,471
Other Assets in Excess of Liabilities: 0.8%			258,764
TOTAL NET ASSETS: 100.0%			$32,811,235

	ADR - American Depositary Receipt
	1	Non-income producing security.
	2	Foreign issued security.
	3
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At December 31, 2011, the value of these securities amounted to $3,808,781 or 11.6% of net assets.

	4	Variable rate security; rate shown is the rate in effect on December 31, 2011.
	5	Annualized seven-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments			$32,124,683
Gross unrealized appreciation			1,626,141
Gross unrealized depreciation			(1,198,353)
Net unrealized appreciation			$427,788

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2011 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  These three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1		Level 2		Level 3

Common Stocks^		$15,838,997	$	---	$	---

Convertible Preferred Stocks^		$288,600	$	---	$	---

Partnerships & Trusts^		$1,127,848	$	---	$	---

Corporate Bonds^	$	---		$12,861,995	$	---

Convertible Bonds^	$	---		$1,594,656	$	---

Short-Term Investments		$840,375	$	---	$	---

Total Investments in Securities		$18,095,820		$14,456,651	$	---

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Eric W. Falkeis
                                          Eric W. Falkeis, President

Date  February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                 Eric W. Falkeis, President

Date  February 28, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
 Patrick J. Rudnick, Treasurer

Date  February 16, 2012

* Print the name and title of each signing officer under his or her signature.

The Osterweis Funds 12.31.11 N-Q